S000023468 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	207 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.09%	12.15%	12.17%
Sit Global Dividend Growth Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		16.68%	11.19%	10.99%
Performance Inception Date					Sep. 30, 2008
Sit Global Dividend Growth Fund - Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.29%	10.83%	10.59%
Performance Inception Date					Sep. 30, 2008
Sit Global Dividend Growth Fund - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.14%	8.86%	9.00%
Performance Inception Date					Sep. 30, 2008
Sit Global Dividend Growth Fund - Class S
Prospectus [Line Items]
Average Annual Return, Percent		16.39%	10.90%	10.72%
Performance Inception Date					Sep. 30, 2008

[1]	A broad-based securities market index that represents the overall global equity markets.